Putnam Investments

100 Federal Street

Boston, MA 02110

December 9, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2065 Fund, and Putnam RetirementReady Maturity Fund (the “Funds”), each a series of Putnam Target Date Funds (the “Trust”) (Reg. No. 333-117134) (811-21598) – Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the above-referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “SEC”). A prior amendment pursuant to Rule 485(a) under the Securities Act was filed on July 1, 2022 (the “Prior Amendment”) for the purpose of making changes to each Fund’s name, principal investment strategies, and risks in connection with the repositioning of the Funds as a target date suite that invests in Putnam Investment Management, LLC- (“Putnam Management”) sponsored exchange-traded funds that focus on investments with positive sustainability or environmental, social, and governance characteristics (“underlying funds”). The Prior Amendment has been reviewed by the SEC staff, and a letter responding to the staff’s comments was filed with the SEC on November 10, 2022. Putnam Management currently expects that the repositioning of the Funds will occur on or around February 10, 2023. However, on November 23, 2022, the Funds’ routine annual update (which does not reflect the repositioning) was filed with the SEC with a designated effective date of November 30, 2022 (the “Post-Effective Amendment Annual Update”). Because of this intervening Post-Effective Amendment Annual Update, the Trust is filing the Amendment, which contains substantially identical information to that contained in the Prior Amendment, and also includes disclosure updates in response to the SEC staff’s comments addressed in the comment response letter referenced above and updated fee, expense, and financial data for the Funds’ most recently completed fiscal year. Also the Amendment includes disclosure stating that each Fund expects to temporarily invest cash balances resulting from purchase activity in Putnam Government Money Market Fund (or in cash or cash equivalents) and expects to use Putnam Government Money Market Fund (or cash equivalents) to manage Fund shareholder redemptions.

The underlying funds are series of Putnam ETF Trust (Reg No. 333-253222)(811-23643). Two of the underlying funds (Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF) currently have effective registration statements and are publicly offered. The registration statement for each of Putnam PanAgora ESG International Equity ETF, Putnam PanAgora ESG Emerging Markets Equity ETF, Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, and Putnam ESG Ultra Short ETF (the remaining underlying funds) was filed on June 8, 2022 and has been reviewed by the SEC staff. A letter responding to the staff’s comments was filed with the SEC on November 5, 2022. Putnam Management currently expects that the registration statement amendments for the remaining underlying funds will be filed pursuant to Rule 485(b) under the Securities Act, reflecting, among other things, disclosure updates in response to the SEC staff’s comments, on or around January 20, 2023.

On the effective date of the repositioning, each Fund’s name will change as follows:

Current Fund	Repositioned Fund
Putnam RetirementReady 2065 Fund	Putnam Sustainable Retirement 2065 Fund
Putnam RetirementReady 2060 Fund	Putnam Sustainable Retirement 2060 Fund
Putnam RetirementReady 2055 Fund	Putnam Sustainable Retirement 2055 Fund
Putnam RetirementReady 2050 Fund	Putnam Sustainable Retirement 2050 Fund
Putnam RetirementReady 2045 Fund	Putnam Sustainable Retirement 2045 Fund
Putnam RetirementReady 2040 Fund	Putnam Sustainable Retirement 2040 Fund
Putnam RetirementReady 2035 Fund	Putnam Sustainable Retirement 2035 Fund
Putnam RetirementReady 2030 Fund	Putnam Sustainable Retirement 2030 Fund
Putnam RetirementReady 2025 Fund	Putnam Sustainable Retirement 2025 Fund
Putnam RetirementReady Maturity Fund	Putnam Sustainable Retirement Maturity Fund

The Amendment also includes routine changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act. The disclosure in the Amendment is otherwise consistent with that included in the Post-Effective Amendment Annual Update. The Amendment is expected to become effective on February 10, 2023.

Any comments or questions on this filing may be directed to the undersigned at 1-617-760-0023.

Very truly yours,

/s/ Peter T. Fariel

Peter T. Fariel

Deputy General Counsel

cc:  Timothy F. Cormier, Esq.

James E. Thomas, Esq.

Ropes & Gray LLP